Financial instruments - Additional Information (Detail)	12 Months Ended											12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 Red Lily CAD	Dec. 31, 2012 Red Lily CAD	Dec. 31, 2013 Interest rate swaps CAD	Dec. 31, 2012 Interest rate swaps CAD	Dec. 31, 2013 Utility Services USD ($)	Dec. 31, 2013 Carrying amount Energy contracts CAD	Dec. 31, 2012 Carrying amount Energy contracts CAD	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Algonquin Power Co CAD	Dec. 31, 2012 Algonquin Power Co 4.82% Senior Unsecured Notes CAD
Derivative [Line Items]
Estimated discount rate used to measure fair value of conversion option			8.50%	8.50%
Derivative assets, fair value
Forward price										21.5	181
Derivative, collateral held by third parties								7,344,000
Unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within next twelve months	4,949,000
Debt instrument, face value													150,000,000
Other comprehensive income, foreign currency loss	(81,597,000)	9,399,000										5,771,000
Major customer revenue percentage	80.00%
Revenue collection period	45 days
Accounts receivable balances							101,867,000
Cash on hand	13,839,000
Available for drawn on senior debt facilities	202,665,000
Other comprehensive income, foreign currency loss	1,607,000
Fixed interest rate					4.47%
Notional amount					62,706,000
Estimated fair value					3,180,000	4,778,000